Ordinary shares (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Jun. 04, 2020 USD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Ordinary shares
Redesignation or conversion ratio adopted for conversion of ordinary shares into Class B shares prior to the completion of the IPO		1
Ordinary shares authorized		1,500,000,000	1,500,000,000
Ordinary shares issued		343,300,197	337,816,197
Ordinary shares outstanding		343,300,197	337,816,197
RSUs
Ordinary shares
Forfeited (in shares)			22
Settlement Of RSU by new issuance (in shares)		5,484,000	291,495
Follow on Offering
Ordinary shares
Follow-on public offering | $	$ 6,216
Class A ordinary shares
Ordinary shares
Ordinary shares authorized		1,000,000,000	1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Ordinary shares issued		239,693,217	234,209,217
Ordinary shares outstanding		239,693,217	234,209,217
Exercised (in shares)			34,995
Settlement of RSUs or stock options by reissuance of treasury stocks (in shares)			3,907,950
Class A ordinary shares | Follow on Offering
Ordinary shares
Follow-on public offering (in shares)	4,907,100
Shares price (in dollars per share) | $ / shares	$ 1.27
Class B ordinary shares
Ordinary shares
Ordinary shares authorized		350,000,000	350,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Ordinary shares issued		103,606,980	103,606,980
Ordinary shares outstanding		103,606,980	103,606,980
Forfeited (in shares)			22
Ordinary shares to be designated
Ordinary shares
Ordinary shares authorized		150,000,000	150,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001